DEBT (Tables)	12 Months Ended
Jun. 24, 2015
Debt Disclosure [Abstract]
Long-Term Debt
Long-term debt consists of the following (in thousands):

	2015	2014
3.88% notes	$299,766	$299,736
2.60% notes	249,899	249,864
Term loan	0	187,500
Revolving credit facility	383,750	80,000
Capital lease obligations (see Note 9)	40,849	43,086
	974,264	860,186
Less current installments	(3,439)	(27,884)
	$970,825	$832,302

Long-Term Debt Maturities Excluding Capital Lease Obligations
Excluding capital lease obligations (see Note 9) and interest, our long-term debt maturities for the five years following June 24, 2015 and thereafter are as follows (in thousands):

Fiscal Year	Long-Term Debt
2016	$0
2017	0
2018	249,899
2019	0
2020	383,750
Thereafter	299,766
$933,415